Note 7 - Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
(in thousands)	201 5	201 4
Employee related expenses	$4,478	$3,348
Royalties	3,498	2,458
Clinical trials	442	—
Professional services	333	323
Sales and use taxes payable	193	1
Inventory	85	88
Rent	56	196
Other accrued liabilities	864	656
Total accrued liabilities	$9,949	$7,070